CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Share Capital	Treasury shares	Additional paid in capital	Accumulated Deficit	Non- controlling interest
Beginning balance (in shares) at Dec. 31, 2019		55,409,175
Beginning balance at Dec. 31, 2019	$ 1,291.2	$ 5.6	$ (26.2)	$ 1,891.2	$ (579.6)	$ 0.2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares (in shares)		54,020,319
Issue of common shares	62.8	$ 5.4		57.4
Equity issuance costs	$ (2.6)			(2.6)
Stock based compensation (in shares)	0
Stock based compensation	$ 0.7			0.7
Total comprehensive income/(loss)	(317.6)				(317.6)
Other, net	2.3			0.5	2.0	(0.2)
Ending balance (in shares) at Dec. 31, 2020		109,429,494
Ending balance at Dec. 31, 2020	1,036.8	$ 11.0	(26.2)	1,947.2	(895.2)	0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares (in shares)		27,058,823
Issue of common shares	46.0	$ 2.8		43.2
Equity issuance costs	(1.2)			(1.2)
Stock based compensation (in shares)		323,525
Stock based compensation	0.9		12.5	(11.6)
Total comprehensive income/(loss)	(193.0)				(193.0)
Other, net	0.4			0.4
Ending balance (in shares) at Dec. 31, 2021		136,811,842
Ending balance at Dec. 31, 2021	$ 889.9	$ 13.8	(13.7)	1,978.0	(1,088.2)	0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares (in shares)	92,046,404	92,046,404
Issue of common shares	$ 313.8	$ 9.2		304.6
Equity issuance costs	(15.7)			(15.7)
Shares cancelled (in shares)		(981)
Shares cancelled	0.0
Stock based compensation (in shares)		90,822
Stock based compensation	2.6		3.9	(1.3)
Total comprehensive income/(loss)	(292.8)				(292.8)
Ending balance (in shares) at Dec. 31, 2022		228,948,087
Ending balance at Dec. 31, 2022	$ 897.8	$ 23.0	$ (9.8)	$ 2,265.6	$ (1,381.0)	$ 0.0